Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 32,228	€ 33,295	€ 34,225
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	121,259	124,154
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(88,949)	(90,789)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(82)	(70)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,603	4,310	4,383
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,588	11,949
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,975)	(7,636)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10)	(3)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,006	25,346	25,297
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	101,249	102,615
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(76,186)	(77,222)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(57)	(47)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,248	1,201	1,267
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,041	7,137
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,788)	(5,931)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5)	(5)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,371	2,438	€ 3,278
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,381	2,453
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (10)	€ (15)